Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares		Receivables from Stockholder [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Accumulated other comprehensive income CNY (¥)	Retained Earnings [Member] CNY (¥)
Balance at Dec. 31, 2021		¥ 578,396		¥ 1	[1]	¥ (1)	¥ 144,577	¥ 43,674		¥ 390,145
Balance, Shares at Dec. 31, 2021 | shares	[1]			117,647,000
Net income/(loss) and total comprehensive income for the year		355,201								355,201
Foreign currency translation adjustment		0
Appropriations to statutory reserve								3,804		(3,804)
Balance at Dec. 31, 2022		933,597		¥ 1	[1]	(1)	144,577	47,478		741,542
Balance, Shares at Dec. 31, 2022 | shares	[1]			117,647,000
Issuance of ordinary shares, shares | shares	[1]			2,229,032
Issuance of ordinary shares		38,211		¥ 0	[1],[2]		38,211
Share-based compensation expense		3,474					3,474
Net income/(loss) and total comprehensive income for the year		(26,795)								(26,795)
Foreign currency translation adjustment		1,838							¥ 1,838
Appropriations to statutory reserve								787		(787)
Balance at Dec. 31, 2023		950,325		¥ 1	[1]	(1)	186,262	48,265	1,838	713,960
Balance, Shares at Dec. 31, 2023 | shares	[1]			119,876,032
Cumulative effect of change in accounting principle		332								332
Issuance of shares for exercise of warrants, shares | shares	[1]			15,842
Issuance of shares for exercise of warrants	[1],[2]			¥ 0
Share-based compensation expense		8,974					8,974
Vesting of restricted share units, shares | shares	[1]			129,088
Vesting of restricted share units	[1],[2]			¥ 0
Net income/(loss) and total comprehensive income for the year		51,497	$ 7,054							51,497
Foreign currency translation adjustment		1,939	266						1,939
Appropriations to statutory reserve								3,497		(3,497)
Balance at Dec. 31, 2024		¥ 1,013,067	$ 138,792	¥ 1	[1]	¥ (1)	¥ 195,236	¥ 51,762	¥ 3,777	¥ 762,292
Balance, Shares at Dec. 31, 2024 | shares	[1]			120,020,962

[1]	Retroactively restated for the stock subdivision as described in Note 1.
[2]	Represents amount less than RMB 1,000.